SHARE- BASED AND OTHER COMPENSATION PROGRAMS (TABLES)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options Outstanding
	AXA Ordinary Shares		AXA ADRs(3)		AllianceBernstein Holding Units
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	Outstanding	Exercise	Outstanding	Exercise	Outstanding	Exercise
	(In Millions)	Price	(In Millions)	Price	(In Millions)	Price

Options outstanding at
January 1, 2012	18.1	€19.40	7.6	$18.47	9.0	$39.63
Options granted	1.2	€12.68	0.0	$0	0.1	$14.58
Options exercised	(0.1)	€10.09	(1.1)	$12.04	0.0	$0.00
Options forfeited, net	(1.1)	€19.46	(1.5)	$18.19	0.0	$0.00
Options expired	0	0	0	0	(0.5)	$32.34
Options Outstanding at
December 31, 2012	18.1	€21.00	5.0	$20.01	8.6	$39.77
Aggregate Intrinsic
Value(1)		€0 (2)		$1.1		$0 (2)
Weighted Average
Remaining
Contractual Term
(in years)	5.17		1.62		5.8
Options Exercisable at
December 31, 2012	12.8	€23.94	5.0	$20.03	4.2	33.85
Aggregate Intrinsic
Value(1)		€0 (2)		$1.1		$0 (2)
Weighted Average
Remaining
Contractual Term
(in years)	4.06		1.60		5.7

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Table Text Block]
	AXA Ordinary Shares			AllianceBernstein Holding Units
	2012	2011	2010	2012	2011	2010

Dividend yield	7.54%	7.00%	6.98%	6.20%	5.40%	7.2 - 8.2%

Expected volatility	39.89%	33.90%	36.5%	49.20%	47.30%	46.2 - 46.6%

Risk-free interest rates	1.80%	3.13%	2.66%	0.70%	1.9%	2.2 - 2.3%

Expected life in years	5.6	6.4	6.4	6.0	6.0	6.0

Weighted average fair value per
option at grant date	$2.48	$2.49	$3.54	$3.67	$5.98	$6.18

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
		Weighted
	Shares of	Average
	Restricted	Grant Date
	Stock	Fair Value

Unvested as of January 1, 2012	243,572	$30.22
Granted	27,218	$13.23
Vested	93,789	$30.93
Forfeited	0	0
Unvested as of December 31, 2012	177,001	$27.23